Short-term Investments (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Statement Line Items [Line Items]
Fair value gain loss recognized on short term investments	$ (2,570)	$ 15,253
Deferred income tax expense (recovery)	(346)	2,023
Queens Road Capital Investment Ltd [Member]
Statement Line Items [Line Items]
Fair value of investment	$ 7,147	$ 9,143	$ 38,340